Nuveen Arizona Quality Municipal Income Fund
Portfolio of Investments November 30, 2023
(Unaudited)
NAZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 159.8% (100.0% of Total Investments)
X 228,949,326
MUNICIPAL BONDS - 159.8%  (100.0% of Total Investments) X 228,949,326
Education and Civic Organizations - 33.8% (21.1% of Total Investments)
$ 2,175 Arizona Board of Regents, Arizona State University System Revenue Bonds,
Green Series 2016B, 5.000%, 7/01/47
7/26 at 100.00 $ 2,231,721
1,500 Arizona Board of Regents, Arizona State University System Revenue Bonds,
Refunding Green Series 2015A, 5.000%, 7/01/41
7/25 at 100.00 1,528,538
1,500 Arizona Board of Regents, Arizona State University System Revenue Bonds,
Series 2015D, 5.000%, 7/01/41
7/25 at 100.00 1,528,538
2,030 Arizona Board of Regents, Arizona State University System Revenue Bonds,
Series 2020B, 4.000%, 7/01/47
7/30 at 100.00 2,009,546
2,515 Arizona Board of Regents, University of Arizona, SPEED Revenue Bonds,
Stimulus Plan for Economic and Educational Development, Series 2014,
5.000%, 8/01/44
8/24 at 100.00 2,529,524
1,000 Arizona Board of Regents, University of Arizona, System Revenue Bonds,
Refunding Series 2021A, 5.000%, 6/01/42
6/31 at 100.00 1,091,787
515 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017A, 5.125%, 7/01/37,
144A
7/26 at 100.00 506,333
525 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017C, 5.000%, 7/01/47
7/27 at 100.00 530,756
250 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D, 5.000%, 7/01/47,
144A
7/27 at 100.00 225,056
Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017F:
1,700 5.000%, 7/01/37 7/27 at 100.00 1,750,735
1,645 5.000%, 7/01/47 7/27 at 100.00 1,663,036
380 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017G, 5.000%, 7/01/47,
144A
7/27 at 100.00 342,085
240 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Montessori Academy Projects, Refunding Series 2017A,
6.250%, 11/01/50, 144A
11/27 at 100.00 194,956
420 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Somerset Academy of Las Vegas Aliante and Skye Canyon
Campus Projects, Series 2021A, 4.000%, 12/15/41, 144A
12/29 at 100.00 337,352
375 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds,  Arizona Agribusiness and Equine Center, Inc. Project, Series 2017B,
5.000%, 3/01/48, 144A
9/27 at 100.00 326,944
190 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2017B, 4.250%,
7/01/27, 144A
No Opt. Call 185,867
Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2018A:
615 5.000%, 7/01/38 1/28 at 100.00 628,288
1,000 5.000%, 7/01/48 1/28 at 100.00 1,006,211
Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, GreatHearts Arizona Projects, Series 2021A:
125 5.000%, 7/01/28 No Opt. Call 132,390
125 5.000%, 7/01/29 No Opt. Call 133,534
130 5.000%, 7/01/30 No Opt. Call 139,850
125 5.000%, 7/01/31 No Opt. Call 135,340
455 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada  Horizon, Inspirada and St. Rose
Campus Projects, Series 2018A, 5.750%, 7/15/38, 144A
7/26 at 100.00 462,012
1,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada Sloan Canyon Campus Project, Series
2020A-2, 6.000%, 9/15/38, 144A
12/23 at 105.00 1,037,236

Nuveen Arizona Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

NAZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 140 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Social Bonds  Pensar Academy Project, Series 2020, 4.000%, 7/01/30,
144A
7/28 at 100.00 $ 128,321
Arizona Industrial Development Authority, Arizona, Lease Revenue Bonds,
University of Indianapolis - Health Pavilion Project, Series 2019A:
1,645 4.000%, 10/01/39 10/29 at 100.00 1,477,130
1,080 4.000%, 10/01/49 10/29 at 100.00 888,443
1,500 Arizona Industrial Development Authority, Education Facility Revenue Bonds,
Caurus Academy Project, Series 2018A, 6.375%, 6/01/39, 144A
6/28 at 100.00 1,549,797
Industrial Development Authority, Pima County, Arizona, Education Revenue
Bonds, Center for Academic Success Project, Refunding Series 2019:
360 4.000%, 7/01/31 7/29 at 100.00 349,993
340 4.000%, 7/01/33 7/29 at 100.00 327,500
780 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Arizona Autism Charter Schools Project, Series 2020A,
5.000%, 7/01/50, 144A
7/29 at 100.00 686,355
195 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Arizona Autism Charter Schools Project, Social Series 2021A,
4.000%, 7/01/51, 144A
7/29 at 100.00 142,310
355 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Great Hearts Academies Projects, Series 2017A, 5.000%,
7/01/37
7/27 at 100.00 363,933
490 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Great Hearts Academies Projects, Series 2017C, 5.000%,
7/01/48
7/27 at 100.00 494,139
1,715 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Highland Prep Project, Series 2019, 5.000%, 1/01/50
1/30 at 100.00 1,739,324
700 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Series 2021A, 4.000%,
7/01/41, 144A
7/31 at 100.00 584,725
870 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Paradise Schools Projects, Series 2016, 5.000%, 7/01/47,
144A
7/26 at 100.00 801,032
Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Reid Traditional School Projects, Series 2016:
520 5.000%, 7/01/36 7/26 at 100.00 526,564
300 5.000%, 7/01/47 7/26 at 100.00 297,022
2,500 Maricopa County Industrial Development Authority, Arizona, Educational
Facilities Revenue Bonds, Creighton University Projects, Series 2020, 5.000%,
7/01/47
1/30 at 100.00 2,589,000
McAllister Academic Village LLC, Arizona, Revenue Bonds, Arizona State
University Hassayampa Academic Village Project, Refunding Series 2016:
775 5.000%, 7/01/37 7/26 at 100.00 796,951
1,000 5.000%, 7/01/38 7/26 at 100.00 1,024,849
1,155 Northern Arizona University, System Revenue Bonds, Refunding Series 2014,
5.000%, 6/01/40
6/24 at 100.00 1,159,095
1,000 Northern Arizona University, System Revenue Bonds, Refunding Series
2020B, 5.000%, 6/01/39 - BAM Insured
6/30 at 100.00 1,076,485
70 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2016A, 5.000%, 7/01/46,
144A
7/25 at 100.00 63,324
800 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Great Hearts Academies Project, Series 2016A, 5.000%,
7/01/41
7/25 at 100.00 785,203
500 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Legacy Traditional Schools Project, Series 2014A, 6.750%,
7/01/44, 144A
7/24 at 100.00 503,997
Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Legacy Traditional Schools Projects, Series 2015:
315 5.000%, 7/01/35, 144A 7/25 at 100.00 315,739
300 5.000%, 7/01/45, 144A 7/25 at 100.00 279,736

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 650 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Legacy Traditional Schools Projects, Series 2016A, 5.000%,
7/01/41, 144A
7/26 at 100.00 $ 622,834
1,110 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Northwest Christian School Project, Series 2020A, 5.000%,
9/01/45, 144A
9/30 at 100.00 942,633
Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Villa Montessori, Inc. Projects, Series 2015:
110 3.250%, 7/01/25 No Opt. Call 107,559
400 5.000%, 7/01/35 7/25 at 100.00 402,637
900 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Vista College Preparatory Project, Series 2018A, 4.125%,
7/01/38
7/28 at 100.00 863,817
1,995 Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds,
Eastern Kentucky University Project, Series 2016, 5.000%, 10/01/36
10/26 at 100.00 2,055,178
500 Pima County Community College District, Arizona, Revenue Bonds, Series
2019, 5.000%, 7/01/36
7/28 at 100.00 537,127
200 Pima County Industrial Development Authority, Arizona, Charter School
Revenue Bonds, Desert Heights Charter School, Series 2014, 7.250%,
5/01/44
5/24 at 100.00 201,263
Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Champion Schools Project, Series 2017:
120 6.000%, 6/15/37, 144A 6/26 at 100.00 110,695
680 6.125%, 6/15/47, 144A 6/26 at 100.00 588,737
200 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Series 2016, 5.250%, 7/01/36
7/26 at 100.00 196,185
35 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, San Tan Montessori School Project, Series 2016, 6.500%,
2/01/48, 144A
2/24 at 100.00 35,020
115 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, San Tan Montessori School Project, Series 2017, 6.750%,
2/01/50, 144A
2/28 at 100.00 116,855
500 Pima County Industrial Development Authority, Arizona, Education Revenue
Bonds, Noah Webster Schools - Mesa Project, Series 2015A, 5.000%,
12/15/34, 144A
6/25 at 100.00 480,318
730 Pinal County Community College District, Arizona, Revenue Bonds, Central
Arizona College, Series 2017, 5.000%, 7/01/35 - BAM Insured
7/26 at 100.00 759,204
780 Student and Academic Services LLC, Arizona, Lease Revenue Bonds,
Northern Arizona University Project, Series 2014, 5.000%, 6/01/39 - BAM
Insured
6/24 at 100.00 782,577
Total Education and Civic Organizations 48,411,241
Health Care - 20.4% (12.8% of Total Investments)
Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln
Hospitals Project, Refunding Series 2014A:
3,005 5.000%, 12/01/39 12/24 at 100.00 3,018,926
2,370 5.000%, 12/01/42 12/24 at 100.00 2,372,893
110 Arizona Industrial Development Authority, Arizona, Lease Revenue Bonds,
Children's National Prince County Regional Medical Center, Series 2020A,
4.000%, 9/01/40
9/30 at 100.00 104,471
4,975 Arizona Industrial Development Authority, Hospital Revenue Bonds, Phoenix
Children's Hospital, Series 2020A, 4.000%, 2/01/50
2/30 at 100.00 4,547,378
1,250 Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2019A, 5.000%, 9/01/42
9/28 at 100.00 1,279,989
3,275 Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2021A, 4.000%, 9/01/51
3/31 at 100.00 2,993,512
Maricopa County Industrial Development Authority, Arizona, Revenue Bonds,
Banner Health, Refunding Series 2016A:
1,250 5.000%, 1/01/32 1/27 at 100.00 1,307,722
1,000 5.000%, 1/01/35 1/27 at 100.00 1,041,632
2,000 5.000%, 1/01/38 1/27 at 100.00 2,056,595
2,000 Maricopa County Industrial Development Authority, Arizona, Revenue Bonds,
Banner Health, Series 2017A, 5.000%, 1/01/41
1/28 at 100.00 2,062,209

Nuveen Arizona Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

NAZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
$ 2,000 Maricopa County Industrial Development Authority, Arizona, Revenue Bonds,
Banner Health, Series 2019A, 4.000%, 1/01/44
7/29 at 100.00 $ 1,920,182
2,250 Pima County Industrial Development Authority, Arizona, Revenue Bonds,
Tucson Medical Center, Series 2021A, 3.000%, 4/01/51
4/31 at 100.00 1,580,085
1,025 Yavapai County Industrial Development Authority, Arizona, Hospital Revenue
Bonds, Yavapai Regional Medical Center, Refunding Series 2016, 5.000%,
8/01/36
8/26 at 100.00 1,052,544
1,000 Yavapai County Industrial Development Authority, Arizona, Hospital Revenue
Bonds, Yavapai Regional Medical Center, Series 2013A, 5.250%, 8/01/33
12/23 at 100.00 1,000,503
2,100 Yavapai County Industrial Development Authority, Arizona, Hospital Revenue
Bonds, Yavapai Regional Medical Center, Series 2019, 4.000%, 8/01/43
8/29 at 100.00 1,884,987
1,000 Yuma Industrial Development Authority, Arizona, Hospital Revenue Bonds,
Yuma Regional Medical Center, Series 2014A, 5.250%, 8/01/32
8/24 at 100.00 1,009,410
Total Health Care 29,233,038
Housing/Multifamily - 1.3% (0.8% of Total Investments)
1,250 Arizona Industrial Development Authority, Student Housing Revenue Bonds,
Provident Group - NCCU Properties LLC- North Carolina Central University,
Series 2019A, 4.000%, 6/01/44 - BAM Insured
6/29 at 100.00 1,193,424
250 Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation Revenue
Bonds, Series 2021A, 5.375%, 10/01/56
10/29 at 103.00 177,762
500 Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation Revenue
Bonds, Series 2022A, 7.000%, 10/01/56
10/29 at 103.00 442,275
Total Housing/Multifamily 1,813,461
Housing/Single Family - 1.3% (0.8% of Total Investments)
1,000 Phoenix and Maricopa County Industrial Development Authority, Arizona,
Single Family Mortgage Revenue Bonds, Series 2023A, 5.450%, 9/01/48
9/32 at 100.00 1,048,852
750 Tucson and Pima County Industrial Development Authority, Arizona, Joint
Single Family Mortgage Revenue Bonds, Series 2023A, 4.850%, 7/01/48
7/32 at 103.31 764,523
Total Housing/Single Family 1,813,375
Information Technology - 0.3% (0.2% of Total Investments)
410 Chandler Industrial Development Authority, Arizona, Industrial Development
Revenue Bonds, Intel Corporation Project, Series 2007, 4.100%, 12/01/37,
(AMT), (Mandatory Put 6/15/28)
2/28 at 100.00 412,755
Total Information Technology 412,755
Long-Term Care - 3.1% (2.0% of Total Investments)
585 Arizona Industrial Development Authority, Multifamily Housing Revenue
Bonds, Bridgewater Avondale Project, Series 2017, 5.375%, 1/01/38
7/25 at 101.00 429,193
1,000 Glendale Industrial Development Authority, Arizona, Senior Living Revenue
Bonds, Royal Oaks Royal Oaks - Inspirata Pointe Project, Series 2020A,
5.000%, 5/15/41
5/26 at 103.00 878,935
1,795 Phoenix Industrial Development Authority, Arizona, Multi-Family Housing
Revenue Bonds, 3rd and Indian Road Assisted Living Project, Series 2016,
5.400%, 10/01/36
10/25 at 101.00 1,379,197
1,435 Tempe Industrial Development Authority, Arizona, Revenue Bonds,
Friendship Village of Tempe Project, Refunding Series 2021A, 4.000%,
12/01/38
12/29 at 102.00 1,169,878
1,080 Tempe Industrial Development Authority, Arizona, Revenue Bonds, Mirabella
at ASU Project, Series 2017A, 6.125%, 10/01/47, 144A
10/27 at 100.00 617,234
Total Long-Term Care 4,474,437

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General - 18.4% (11.5% of Total Investments)
$ 575 Buckeye Union High School District 201, Maricopa County, Arizona, General
Obligation Bonds, School Improvement Project, Refunding Series 2017,
5.000%, 7/01/35 - BAM Insured
7/27 at 100.00 $ 608,972
2,105 Golder Ranch Fire District, Pima and Pinal Counties, Arizona, General
Obligation Bonds, Series 2021, 4.000%, 7/01/45
7/30 at 100.00 2,054,966
1,045 Maricopa County School District 14 Creighton Elementary, Arizona, General
Obligation Bonds, School Improvement Series 2021C, 4.000%, 7/01/34
7/31 at 100.00 1,106,181
2,315 Maricopa County School District 214 Tolleson Union High, Arizona, General
Obligation Bonds, School Improvement Project 1990, Series 1990A, 5.000%,
7/01/38
7/28 at 100.00 2,471,590
630 Maricopa County School District 214 Tolleson Union High, Arizona, General
Obligation Bonds, School Improvement Project 2017, Series 2018A, 5.000%,
7/01/37
7/27 at 100.00 664,553
1,500 Maricopa County Special Health Care District, Arizona, General Obligation
Bonds, Series 2018C, 5.000%, 7/01/36
7/28 at 100.00 1,595,624
1,350 Maricopa County Unified School District 95 Queen Creek, Arizona, General
Obligation Bonds, School Improvement Series 2018, 5.000%, 7/01/36
7/25 at 102.00 1,408,999
1,275 Maricopa County Union High School District 210 Phoenix, Arizona, General
Obligation Bonds, School Improvement & Project of 2011 Series 2017E,
5.000%, 7/01/33
7/27 at 100.00 1,362,330
Mohave County Union High School District 2 Colorado River, Arizona,
General Obligation Bonds, School Improvement Series 2017:
1,000 5.000%, 7/01/34 7/27 at 100.00 1,059,022
1,000 5.000%, 7/01/36 7/27 at 100.00 1,056,944
690 Northwest Fire District of Pima County, Arizona, General Obligation Bonds,
Series 2017, 5.000%, 7/01/36
7/27 at 100.00 730,049
2,000 Paradise Valley Unified School District No. 69, Maricopa County, Arizona,
General Obligation Bonds, School Improvement Project of 2019, Series
2022D, 4.000%, 7/01/41
7/32 at 100.00 2,006,643
2,895 Pima County Unified School District 12 Sunnyside, Arizona, General
Obligation Bonds, School Improvement Project 2011, Series 2014D, 5.000%,
7/01/34 - AGM Insured
7/24 at 100.00 2,918,330
1,500 Pima County Unified School District 6 Marana, Arizona, General Obligation
Bonds, School Improvement Project of 2014, Series 2017C, 5.000%, 7/01/36
- BAM Insured
7/27 at 100.00 1,587,063
Pinal County School District 4 Casa Grande Elementary, Arizona, General
Obligation Bonds, School improvement Project 2016, Series 2017A:
620 5.000%, 7/01/34 - BAM Insured 7/27 at 100.00 655,557
1,000 5.000%, 7/01/35 - BAM Insured 7/27 at 100.00 1,055,966
2,000 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1, 4.000%,
7/01/46
7/31 at 103.00 1,666,907
950 Tempe, Arizona, General Obligation Bonds, Series 2021, 5.000%, 7/01/39 7/31 at 100.00 1,044,986
Western Maricopa Education Center District 402, Maricopa County, Arizona,
General Obligation Bonds, School Improvement Project 2012, Series2014B:
715 4.500%, 7/01/33 7/24 at 100.00 716,884
665 4.500%, 7/01/34 7/24 at 100.00 666,115
Total Tax Obligation/General 26,437,681
Tax Obligation/Limited - 43.7% (27.3% of Total Investments)
100 Arizona Industrial Development Authority, Arizona, Economic Development
Revenue Bonds, Linder Village Project in Meridian, Ada County, Idaho, Series
2020, 5.000%, 6/01/31, 144A
No Opt. Call 99,536
1,250 Arizona State Transportation Board, Highway Revenue Bonds, Refunding
Series 2016, 5.000%, 7/01/35
7/26 at 100.00 1,309,136
275 Buckeye, Arizona, Excise Tax Revenue Obligations, Refunding Series 2016,
4.000%, 7/01/36
7/26 at 100.00 277,851
1,000 Buckeye, Arizona, Excise Tax Revenue Obligations, Series 2015, 5.000%,
7/01/37
7/25 at 100.00 1,021,179
1,215 Cadence Community Facilities District, Mesa, Arizona, Special Assessment
Revenue Bonds, Assessment District 3, Series 2020, 4.000%, 7/01/45
7/30 at 100.00 1,038,474
123 (c) Cahava Springs Revitalization District, Cave Creek, Arizona, Special
Assessment Bonds, Series 2017A, 7.000%, 7/01/41, 144A
7/27 at 100.00 94,597

Nuveen Arizona Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

NAZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 1,210 Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation
Bonds, Series 2015, 5.000%, 7/15/39, 144A
7/25 at 100.00 $ 1,201,359
1,810 Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation
Bonds, Series 2017, 5.000%, 7/15/42 - AGM Insured
7/27 at 100.00 1,892,249
2,445 Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation
Bonds, Series 2018, 4.375%, 7/15/43 - BAM Insured
7/27 at 100.00 2,447,012
650 Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation
Bonds, Series 2021, 4.000%, 7/15/41 - BAM Insured
7/31 at 100.00 630,262
484 Eastmark Community Facilities District 1, Mesa, Arizona, Special Assessment
Revenue Bonds, Assessment District 1, Series 2013, 5.250%, 7/01/38
1/24 at 100.00 466,328
697 Eastmark Community Facilities District 1, Mesa, Arizona, Special Assessment
Revenue Bonds, Assessment District 1, Series 2019, 5.200%, 7/01/43
7/27 at 100.00 638,609
2,280 Eastmark Community Facilities District 1, Mesa, Arizona, Special Assessment
Revenue Bonds, Assessment District 12, Series 2021, 3.750%, 7/01/45
7/30 at 100.00 1,696,568
1,035 Eastmark Community Facilities District 2, Mesa, Arizona, General Obligation
Bonds, Series 2020, 3.500%, 7/15/44
7/30 at 100.00 733,006
105 Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona,
General Obligation Bonds, Refunding Series  2017, 5.000%, 7/15/32 - AGM
Insured
7/27 at 100.00 111,384
1,145 Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona,
Special Assessment Revenue Bonds, Lucero Assessment District 2, Series
2023, 5.750%, 7/01/46
7/32 at 100.00 1,126,467
Festival Ranch Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Series 2012:
345 5.000%, 7/15/27 - BAM Insured 1/24 at 100.00 345,401
1,085 5.000%, 7/15/31 1/24 at 100.00 1,086,111
500 Festival Ranch Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Series 2016, 4.000%, 7/15/36 - BAM Insured
7/26 at 100.00 498,497
1,000 Festival Ranch Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Series 2017, 5.000%, 7/15/37 - BAM Insured
7/27 at 100.00 1,033,328
590 Festival Ranch Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Series 2018, 5.000%, 7/15/38 - BAM Insured
7/27 at 100.00 607,363
1,000 Festival Ranch Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Series 2020, 4.000%, 7/15/40 - BAM Insured
7/30 at 100.00 966,144
2,000 Festival Ranch Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Series 2022, 5.000%, 7/15/42 - AGM Insured
7/32 at 100.00 2,092,234
331 Festival Ranch Community Facilities District, Buckeye, Arizona, Special
Assessment Revenue Bonds,  Assessment District 11, Series 2017, 5.200%,
7/01/37
7/27 at 100.00 313,989
545 Goodyear Community Facilities Utilities District 1, Arizona, General
Obligation Bonds, Refunding Series 2016, 4.000%, 7/15/32
7/26 at 100.00 553,244
1,500 Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D,
5.000%, 11/15/39
11/25 at 100.00 1,500,060
1,250 Guam Government, Limited Obligation Section 30 Revenue Bonds, Series
2016A, 5.000%, 12/01/46
12/26 at 100.00 1,187,045
1,425 Marana, Arizona, Pledged Excise Tax Revenue Bonds, Refunding Series 2013,
5.000%, 7/01/33
1/24 at 100.00 1,426,307
615 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 605,701
200 Merrill Ranch Community Facilities District 2, Florence, Arizona, General
Obligation Bonds, Series 2016, 5.000%, 7/15/31
7/26 at 100.00 206,457
385 Merrill Ranch Community Facilities District 2, Florence, Arizona, General
Obligation Bonds, Series 2017, 5.000%, 7/15/42 - BAM Insured
7/27 at 100.00 398,666
400 Parkway Community Facilities District 1, Prescott Valley, Arizona, General
Obligation Bonds, Series 2006, 5.350%, 7/15/31
1/24 at 100.00 317,727
1,625 Phoenix Civic Improvement Corporation, Arizona, Excise Tax Revenue Bonds,
Subordinate Lien Series 2020A, 4.000%, 7/01/45
7/30 at 100.00 1,588,639
580 Phoenix Mesa Gateway Airport Authority, Arizona, Special Facility Revenue
Bonds, Mesa Project, Series 2012, 5.000%, 7/01/38, (AMT)
1/24 at 100.00 580,058
1,000 Pinal County, Arizona, Pledged Revenue Obligations, Series 2014, 5.000%,
8/01/33
8/24 at 100.00 1,008,958
1,500 Pinal County, Arizona, Pledged Revenue Obligations, Series 2019, 4.000%,
8/01/38
8/28 at 100.00 1,506,224

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 1,000 Puerto Rico Highway and Transportation Authority, Restructured Toll Revenue
Bonds, Series 2022A, 5.000%, 7/01/62
7/32 at 100.00 $ 990,000
9,520 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 0.000%, 7/01/46
7/28 at 41.38 2,809,284
2,440 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.784%, 7/01/58
7/28 at 100.00 2,298,638
Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation Bonds,
Refunding Series 2016:
540 4.000%, 8/01/34 8/26 at 100.00 550,580
545 4.000%, 8/01/36 8/26 at 100.00 552,853
1,740 Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation Bonds,
Series 2018A, 5.000%, 8/01/42
8/28 at 100.00 1,839,831
2,500 Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation Bonds,
Series 2020, 4.000%, 8/01/45
8/30 at 100.00 2,439,293
San Luis, Arizona, Pledged Excise Tax Revenue Bonds, Refunding
Series2014A:
1,400 5.000%, 7/01/34 - BAM Insured 7/24 at 100.00 1,410,884
2,100 5.000%, 7/01/38 - BAM Insured 7/24 at 100.00 2,114,893
3,000 Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue
Bonds, Refunding Series 2006, 5.000%, 7/01/24
No Opt. Call 3,032,909
1,650 Sundance Community Facilities District, Buckeye, Arizona, General Obligation
Bonds, Refunding Series 2018, 5.000%, 7/15/39 - BAM Insured
7/28 at 100.00 1,757,045
694 Superstition Vistas Community Facilities District 1, Apache Junction, Arizona,
Special Assessment Revenue Bonds, Series 2023, 6.000%, 7/01/47
7/33 at 100.00 695,362
3,000 Town of Queen Creek, Arizona, Excise Tax and State Shared Revenue
Obligation Bonds, Series 2022, 5.000%, 8/01/47
8/32 at 100.00 3,240,400
500 Verrado District 1 Community Faciliites District, Buckeye, Arizona, General
Obligation Bonds, Series 2023, 4.125%, 7/15/41 - BAM Insured
7/33 at 100.00 500,927
325 Vistancia West Community Facilities District, Peoria, Arizona, General
Obligation Bonds, Series 2016, 3.250%, 7/15/25, 144A
1/24 at 100.00 325,021
4,240 Yavapai County Jail District, Arizona, Pledged Revenue Obligation Bonds,
Series 2020, 4.000%, 7/01/40 - BAM Insured
7/29 at 100.00 4,232,401
1,160 Yuma County, Arizona, Pledge Revenue Obligations, Series 2022, 4.250%,
7/15/42 - BAM Insured
7/32 at 100.00 1,168,361
Total Tax Obligation/Limited 62,564,852
Transportation - 7.6% (4.8% of Total Investments)
Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Junior Lien Series 2015A:
910 5.000%, 7/01/40 7/25 at 100.00 918,813
2,185 5.000%, 7/01/45 7/25 at 100.00 2,198,268
2,000 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Junior Lien Series 2019B, 5.000%, 7/01/49, (AMT)
7/29 at 100.00 2,032,627
Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Senior Lien Series 2017A:
1,000 5.000%, 7/01/37, (AMT) 7/27 at 100.00 1,033,542
1,000 5.000%, 7/01/42, (AMT) 7/27 at 100.00 1,021,877
1,500 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Senior Lien Series 2018, 5.000%, 7/01/43, (AMT)
7/28 at 100.00 1,539,062
Phoenix Civic Improvement Corporation, Arizona, Rental Car Facility Charge
Revenue Bonds, Series 2019A:
1,045 5.000%, 7/01/35 7/29 at 100.00 1,118,459
1,000 5.000%, 7/01/38 7/29 at 100.00 1,046,531
Total Transportation 10,909,179

Nuveen Arizona Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

NAZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
U.S. Guaranteed - 4.2% (2.6% of Total Investments) (d)
$ 1,200 Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health
Systems, Series 2014A, 5.000%, 1/01/44, (Pre-refunded 1/01/24)
1/24 at 100.00 $ 1,201,385
550 Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona,
General Obligation Bonds, Refunding Series 2017, 5.000%, 7/15/32, (Pre-
refunded 7/15/27) - AGM Insured
7/27 at 100.00 592,395
55 Goodyear Community Facilities Utilities District 1, Arizona, General
Obligation Bonds, Refunding Series  2016, 4.000%, 7/15/32, (Pre-refunded
7/15/26)
7/26 at 100.00 56,502
720 Northern Arizona University, System Revenue Bonds, Refunding Series  2014,
5.000%, 6/01/40, (Pre-refunded 6/01/24)
6/24 at 100.00 726,613
2,000 Phoenix Civic Improvement Corporation, Arizona, Water System Revenue
Bonds, Junior Lien Series 2014A, 5.000%, 7/01/39, (Pre-refunded 7/01/24)
7/24 at 100.00 2,019,196
1,320 Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue
Bonds, Refunding Series 2017, 5.000%, 7/01/36, (Pre-refunded 7/01/27)
7/27 at 100.00 1,423,050
Total U.S. Guaranteed 6,019,141
Utilities - 25.7% (16.1% of Total Investments)
Carefree Utilities Community Facilities District, Arizona, Water System
Revenue Bonds, Series 2021:
30 4.000%, 7/01/41 7/31 at 100.00 29,487
650 4.000%, 7/01/46 7/31 at 100.00 612,207
655 Central Arizona Water Conservation District, Arizona, Water Delivery O&M
Revenue Bonds, Series 2016, 5.000%, 1/01/36
1/26 at 100.00 674,960
2,615 City of Mesa, Arizona, Utility System Revenue Bonds, Series 2022C, 5.000%,
7/01/36
No Opt. Call 3,030,237
1,250 Gilbert Water Resource Municipal Property Corporation, Arizona, Utility
System Revenue Bonds, Senior Lien Green Series 2022, 4.000%, 7/15/47
7/32 at 100.00 1,238,268
785 Goodyear, Arizona, Water and Sewer Revenue Obligations, Refunding
Subordinate Lien Series 2016, 5.000%, 7/01/45 - AGM Insured
7/26 at 100.00 808,382
875 Goodyear, Arizona, Water and Sewer Revenue Obligations, Subordinate Lien
Series 2020, 4.000%, 7/01/49 - AGM Insured
7/29 at 100.00 812,702
665 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/36
7/27 at 100.00 684,379
1,100 Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/39 10/24 at 100.00 1,107,921
1,125 Lake Havasu City, Arizona, Wastewater System Revenue Bonds, Refunding
Senior Lien Series 2015A, 5.000%, 7/01/36 - AGM Insured
7/25 at 100.00 1,152,124
1,840 Phoenix Civic Improvement Corporation, Arizona, Wastewater System
Revenue Bonds, Junior Lien Series 2023, 5.250%, 7/01/47
7/33 at 100.00 2,048,924
1,135 Phoenix Civic Improvement Corporation, Arizona, Wastewater System
Revenue Bonds, Refunding Junior Lien Series 2014, 5.000%, 7/01/29
7/24 at 100.00 1,145,764
1,000 Phoenix Civic Improvement Corporation, Arizona, Water System Revenue
Bonds, Junior Lien Series 2021A, 4.000%, 7/01/42
7/31 at 100.00 1,002,027
695 Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds,
Refunding  Series 2016, 5.000%, 7/01/35
7/26 at 100.00 726,094
1,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding
Senior Lien Series 2021B, 5.000%, 7/01/37, 144A
7/31 at 100.00 1,001,835
1,500 Salt River Project Agricultural Improvement and Power District, Arizona,
Electric System Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/36
6/25 at 100.00 1,531,888
2,500 Salt River Project Agricultural Improvement and Power District, Arizona,
Electric System Revenue Bonds, Series 2023A, 5.000%, 1/01/47
1/33 at 100.00 2,726,377
1,155 Salt River Project Agricultural Improvement and Power District, Arizona,
Electric System Revenue Bonds, Series 2023B, 5.000%, 1/01/48
1/34 at 100.00 1,266,112
Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007:
4,500 5.500%, 12/01/29 No Opt. Call 4,821,140
5,665 5.000%, 12/01/37 No Opt. Call 6,014,862
Surprise, Arizona, Utility  System Revenue Bonds, Refunding Senior Lien
Series 2018:
500 5.000%, 7/01/35 7/28 at 100.00 546,450
805 5.000%, 7/01/36 7/28 at 100.00 875,126

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 3,000 Yuma, Arizona, Utilities System Revenue Bonds, Series 2021, 4.000%, 7/01/40
- BAM Insured
7/31 at 100.00 $ 3,002,900
Total Utilities 36,860,166
Total Municipal Bonds
(cost $234,442,469) 228,949,326
Total Long-Term Investments
(cost $234,442,469) 228,949,326
AMTP Shares, Net - (61.6)% (e) (88,256,514)
Other Assets & Liabilities, Net - 1.8% 2,540,928
Net Assets Applicable to Common Shares - 100% $ 143,233,740
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 228,949,326 $ – $ 228,949,326
Total
$ – $ 228,949,326 $ – $ 228,949,326
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) AMTP Shares, Net as a percentage of Total Investments is 38.5%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax